FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Number of Instruments Held | item	7
Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities	$ 2,035	$ 2,362
Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount	$ 10,500
Derivative, term of contract	7 months
Monthly notional amount	$ 1,500
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset		$ 2,564
Designated as Hedging Instrument [Member] | Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Designated as Hedging Instrument [Member] | Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset	$ 1,063	$ 2,564
Designated as Hedging Instrument [Member] | Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset	$ 1,063	$ 1,580
Designated as Hedging Instrument [Member] | Other Noncurrent Assets [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset		984
Cost of Sales [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in income on derivatives	$ 1,616	$ 39